UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2011

Item 1. Schedule of Investments.

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RAMIUS DYNAMIC REPLICATION FUND
SCHEDULE OF INVESTMENTS - As of January 31, 2011
(Unaudited)

Number
of Shares		Value

	EXCHANGE TRADED FUNDS - 24.0%
	DEBT FUNDS - 7.4%
108,596	iShares iBoxx $ High Yield Corporate Bond Fund	$9,966,941
		9,966,941

	EQUITY FUNDS - 13.0%
163,768	Consumer Discretionary Select Sector SPDR Fund	6,088,894
29,668	Consumer Staples Select Sector SPDR Fund	856,812
33,501	Energy Select Sector SPDR Fund	2,450,598
36,138	Financial Select Sector SPDR Fund	592,663
72,722	Materials Select Sector SPDR Fund	2,795,434
29,070	SPDR S&P MidCap 400 ETF Trust	4,879,399
		17,663,800

	FOREIGN FUNDS - 3.6%
105,150	Vanguard MSCI Emerging Markets ETF	4,888,424
		4,888,424

	Total Exchange Traded Funds
	(Cost $ 31,760,257)	32,519,165

	EXCHANGE TRADED NOTES - 4.9%
203,570	Credit Suisse Merger Arbitrage Index *+	4,146,721
44,245	iPath S&P 500 VIX Mid-Term Futures *+	2,569,528
		6,716,249
	Total Exchange Traded Notes
	(Cost $ 7,684,305)	6,716,249

Principal
	SHORT-TERM INVESTMENTS - 58.6%
$79,496,685	Fidelity Institutional Money Market Fund, 0.21%‡+	79,496,685

	Total Short-Term Investments
	(Cost $ 79,496,685)	79,496,685

RAMIUS DYNAMIC REPLICATION FUND
SCHEDULE OF INVESTMENTS - As of January 31, 2011
(Unaudited)

		Value

	TOTAL INVESTMENTS - 87.5%
	(Cost $ 118,941,247)	$118,732,099
	Other Assets in Excess of Liabilities - 12.5%	16,944,688
	TOTAL NET ASSETS - 100.0%	$135,676,787

Number
of Shares

	EXCHANGE TRADED FUNDS SOLD SHORT - (1.1%)
	EQUITY FUNDS - (1.1%)
(17,178)	Consumer Staples Select Sector SPDR Fund	(496,101)
(25,437)	Materials Select Sector SPDR Fund	(977,798)
		(1,473,899)

	Total Exchange Traded Funds Sold Short
	(Proceeds $ 1,482,203)	$(1,473,899)

* Non-income producing security.
+ All or a portion of this security is segregated as collateral for securities sold short and swap contracts.  Aggregate value of segregated securities were $5,879,199.
‡ The rate is the annualized seven-day yield at period end.  The Fidelity Institutional Money Market Fund seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

ETF - Exchange Traded Fund

See accompanying Notes to Schedule of Investments.

Ramius Dynamic Replication Fund
NOTES TO SCHEDULE OF INVESTMENTS – January 31, 2011
(Unaudited)

Note 1 – Organization
Ramius Dynamic Replication Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective seeks to replicate the returns attributable to: (i) the exposure of the Ramius Custom Actively Managed Composite (the "RCAM Composite") to various markets and (ii) the changes in that market exposure from month to month. The Fund commenced investment operations on July 22, 2010.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

(b) Stock Index Futures
The Fund may invest in stock index futures as a substitute for a comparable market position in the underlying securities.  A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying stocks in the index is made.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.  Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Ramius Dynamic Replication Fund
NOTES TO SCHEDULE OF INVESTMENTS– January 31, 2011
(Unaudited) – Continued

The Fund had the following futures contracts open at January 31, 2011:

Futures Contracts
Number of Contracts	Description	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
62	Euro STOXX 50	$2,521,642	March 2011	$(112,149)
139	S&P 500 E Mini	$8,910,196	March 2011	10,129
				$(102,200)

(c) Exchange Traded Notes
Exchange Traded Notes “ETNs” are debt securities that combine certain aspects of Exchange Traded Funds “ETFs” and bonds.  ETNs are not investment companies and thus are not regulated under the 1940 Act.  ETNs, like ETFs, are traded on stock exchanges and generally track specified market indices, and their value depends on the performance of the underlying index and the credit rating of the issuer.  ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

(d) Swap Contracts
Swap agreements are over-the-counter contracts entered into primarily by institutional investors.  In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investment or instrument.  The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount" (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate) in a particular foreign currency, or in a "basket" of swaps or securities or commodities representing a particular index. The Fund also may enter into credit default swaps which involve the exchange of a periodic premium for protection against or exposure to a defined credit event (such as payment default, refinancing or bankruptcy).  Under the terms of a credit default swap contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. The Fund may enter into credit default swaps in which the Fund acts as guarantor, and may enter into credit default swaps in which the counterparty acts as guarantor.

The credit default swap contracts are marked-to-market daily using fair value estimates provided by an independent pricing service.  Changes in value are recorded as unrealized appreciation/(depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts.  Premiums paid to or by the Fund are accrued daily and included in realized gain or loss on swaps.  The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability on the Statement of Assets and Liabilities. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value.

Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts.  Credit default swaps can involve greater risks than if an investor had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.

Ramius Dynamic Replication Fund
NOTES TO SCHEDULE OF INVESTMENTS– January 31, 2011
(Unaudited) – Continued

The Fund had the following swap contracts open at January 31, 2011:

Credit Default Swaps
Counterparty	Reference Entity	Expiration Date	Notional Value (1)	Pay/Receive Fixed Rate	Fixed Rate	Credit Event (2)	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs	Markit CDX NA A Investment Grade Series 15 Index	12/20/2015	4,000,000	Pay	2.50%	Bankruptcy /FTP	$ (21,772)	$ (10,901)
Goldman Sachs	Markit LCDX CDSI Series 15, 5 Year	12/20/2015	19,000,000	Receive	1.00%	Bankruptcy /FTP	(58,750)	345,386
							$ (80,522)	$ 334,485

(1)  The maximum potential amount the Fund could be required to make as a seller of credit protection or if a credit event occurs as defined under the terms of that particular swap agreement.

(2) The Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

Note 3 – Federal Income Taxes
At January 31, 2011, the cost of securities on a tax basis and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Cost of investments	$119,003,146

Unrealized appreciation	$890,292
Unrealized (depreciation)	(1,161,339)

Net appreciation/(depreciation) on investments	$(271,047)

Note 4 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

Ramius Dynamic Replication Fund
NOTES TO SCHEDULE OF INVESTMENTS– January 31, 2011
(Unaudited) – Continued

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2011, in valuing the Fund’s assets carried at fair value:

Description	Level 1	Level 2	Level 3	Total
Equity
Exchange Traded Funds	$32,519,165	$-	$-	$32,519,165
Exchange Traded Notes	6,716,249	-	-	6,716,249
Total Equity	39,235,414	-	-	39,235,414
Short-Term Investments	79,496,685	-	-	79,496,685
Total Investments in Securities	$118,732,099	$-	$-	$118,732,099

Securities Sold Short
Exchange Traded Funds	$(1,473,899)	$-	$-	$(1,473,899)
Total Securities Sold Short	$(1,473,899)	$-	$-	$(1,473,899)

Other Financial Instruments*
Futures contracts	$(102,020)	$-	$-	$(102,020)

Credit Default Swap Contracts	$-	$334,485	$-	$334,485

Ramius Dynamic Replication Fund
NOTES TO SCHEDULE OF INVESTMENTS– January 31, 2011
(Unaudited) – Continued

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments, at value	Other Financial Instruments*

Balance as of 10/31/10	$-	$33,333
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	-	312,053
Net purchases (sales)	-	-
Transfers in and/or out of Level 3	-	(345,386)
Balance as of 1/31/11	$-	$-

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts, and written options.  Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ John P. Zader
Title:	John P. Zader, President

Date:	March 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Zader
(Signature and Title)	John P. Zader, President

Date:	March 31, 2011

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	March 31, 2011

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